Related Party Transactions - Schedule of Compensation Paid or Payable to Key Management for Employee Services (Details) - USD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Related party transactions [abstract]
Salaries and short-term employee benefits		$ 239	$ 0
Share-based compensation	$ 404	2,454	0
Key management compensation		$ 2,693	$ 0